Note 8 - Leases	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Operating and Capital Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The original lease of approximately 21,000 square feet became effective September 15, 2009 and had an original term of five years. Effective May 19, 2011, the Company extended the term of the lease through November 30, 2016 and agreed to lease approximately 13,000 square feet of additional space adjacent to the existing leased property. The lease term for the additional space became effective September 1, 2011 and has the same termination date, November 30, 2016, as the original leased property. The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease.

Centric Solutions entered into an operating lease agreement in August 2008 for approximately 23,000 square feet of office and manufacturing space in Coppell, Texas, with a term of approximately seven years. Optical Cable Corporation is neither a party to nor a guarantor of Centric Solutions’ operating lease. The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease. On November 30, 2015, subsequent to the Company’s fiscal year end, Centric Solutions’ operating lease expired, and Centric Solutions is now sharing office and manufacturing space with the Company in Plano, Texas.

The Company entered into an operating lease agreement in April 2015 for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term is for twelve months and terminates on April 30, 2016. The Company has four (4) one year options to renew the lease. The rent payments are recognized on a straight-line basis over the term of the lease.

The Company’s future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of October 31, 2015 (including the last month of Centric Solutions’ lease) consist of the following:

Fiscal year	Operating Lease
2016	$209,103
2017	16,413
Total	$225,516

Total rent expense associated with the operating leases for the fiscal years ended October 31, 2015, 2014 and 2013 was $479,937, $425,084 and $385,649, respectively.